Revenues - Summary of Disaggregation of Revenue by Geographical Area (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 728,993	€ 603,340	€ 1,292,402	€ 1,014,733	€ 1,321,327
Europe, the Middle East and Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	260,627	182,531	380,325	315,879	431,384
Europe, the Middle East and Africa [Member] | IT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	125,996	84,682	158,722	121,202	140,676
Europe, the Middle East and Africa [Member] | UK [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	23,544	14,295	37,682	32,985	58,012
North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	135,275	70,701	191,283	131,049	233,327
North America [Member] | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	124,291	65,074	176,059	114,818	205,744
Latin America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	12,525	7,118	19,971	12,915	25,404
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	318,825	340,875	696,344	551,650	626,059
Asia Pacific [Member] | Greater China Region [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	247,193	288,571	588,876	438,193	458,294
Asia Pacific [Member] | JAPAN
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	30,240	24,501	55,479	61,523	90,240
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,741	€ 2,115	€ 4,479	€ 3,240	€ 5,153